Pensions and Other Benefit Plans (Details 12) (USD $) In Millions, unless otherwise specified	Dec. 29, 2013
The projected future minimum contributions to the Company's U.S. and international unfunded retirement plans
Projected future contributions, 2014	$ 74
Projected future contributions, 2015	73
Projected future contributions, 2016	78
Projected future contributions, 2017	95
Projected future contributions, 2018	89
Projected future contributions, 2019-2023	$ 524